SELIGMAN
——— o ———
QUALITY
——— o ———
MUNICIPAL
FUND, INC.

First Quarter Report
January 31, 2005

To the Stockholders	March 18, 2005

     Your first quarter Stockholder report for Seligman Quality Municipal Fund, Inc. follows this letter. This report contains the Fund’s performance history and its portfolio of investments.

     For the three months ended January 31, 2005, Seligman Quality Municipal Fund, Inc. posted a total return of 1.68%, based on net asset value, and 0.69%, based on market price. The Fund’s annualized distribution rate based on the current monthly dividend of $0.050 and market price at January 31, 2005, was 4.82% . This is equivalent to a taxable yield of 7.42% based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 1.25% to 2.10% .

     On March 17, 2005, the Fund’s Board of Directors approved a change in the monthly dividend payment on the Fund’s Common Stock, effective April 2005. The new dividend for the Fund will be $0.0475 per share, which represents a 5% decrease in the amount of the monthly dividend previously paid to Stockholders. This change is required due to the continued narrowing of the spread between the Fund’s net earnings on its investment portfolio and the dividend rates paid on its Preferred Stock.

     We thank you for your continued support of Seligman Quality Municipal Fund, Inc. and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092	Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600	Outside the
New York, NY 10017	New York, NY 10017		United States
		(800) 622-4597	24-Hour Automated
General Counsel			Telephone Access
Sullivan & Cromwell LLP			Service

Performance Overview and Portfolio Summary

This section of the Report is intended to help you understand the performance of Seligman Quality Municipal Fund Common Stock and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this Report represents past performance and does not guarantee future investment results.The rates of return will vary and the principal value of an investment will fluctuate.Shares, if sold, may be worth more or less than their original cost.Current performance may be lower or higher than the performance data quoted.Investors may obtain total returns current to the most recent month-end by going to www.seligman.com.1

Returns reflect changes in the market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares. A portion of the Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results For Common Stock
Total Returns*
For Periods Ended January 31, 2005

		Average Annual

	Three	One	Five	Ten
	Months	Year	Years	Years

Market Price	0.69%	0.33%	8.21%	7.21%
Net Asset Value	1.68	4.69	8.77	7.50

Price Per Share
	Market	Net Asset
	Price	Value

January 31, 2005	$12.44	$14.35
October 31, 2004	12.51	14.29

Holdings By Market Sector#
Revenue Bonds	80%
General Obligation Bondsøø	20

Weighted Average Maturity	21.3 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended January 31, 2005

	Capital Gain††
Dividend				SEC 30-Day
Paid†	Realized	Unrealized		Yield‡

$0.154	$0.003	$1.119	ø	3.26%

Holdings By Credit Quality[2]#
AAA	91%
AA	3
A	1
BBB	5

See footnotes on page 3.

Performance Overview and Portfolio Summary (continued)

Annualized Distribution Rate

The annualized distribution rate, based on the current monthly dividend of $0.050 and market price at January 31, 2005, was 4.82%, which is equivalent to a tax-equivalent rate of 7.42% based on the maximum regular federal income tax rate of 35%.The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject. Beginning December 2004, the monthly dividend was reduced from $0.054 per share to $0.050 per share.

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre- refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.

†	For the quarter ended January 31, 2005, Preferred Stockholders were paid dividends at annual rates ranging from 1.25% to 2.10%. Earnings on the Fund’s assets in excess of the preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Information does not reflect the effect of capital loss carryforwards that are available to offset these and future net realized capital gains.

ø	Represents the per share amount of unrealized appreciation of portfolio securities as of January 31, 2005.

øø	Includes pre-refunded and escrowed-to-maturity securities.

‡	Current yield, representing the annualized yield (after dividends on Preferred Stock) for the 30-day period ended January 31, 2005, has been computed in accordance with SEC regulations and will vary.
#	Percentages based on current market values of long-term holdings at January 31, 2005.

Portfolio of Investments (unaudited)	January 31, 2005

	Face
State#	Amount	Municipal Bonds	Rating†	Value

Alabama — 8.1%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039Ø	Aaa	$5,475,800
Alaska — 3.6%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa	2,445,300
Arizona — 6.5%	4,000,000	Arizona Agricultural Improvement & Power District
		Rev. (Salt River Project), 5% due 12/1/2014	Aaa	4,418,080
California — 23.7%	4,000,000	Foothill/Eastern Transportation Corridor Agency Toll
		Road Rev., 5.75% due 1/15/2040.	Baa3	4,073,200
	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa	1,566,495
	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa	5,163,200
	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa	5,217,150
Colorado — 4.0%	2,500,000	Regional Transportation District Sales Tax Rev.,
		5% due 11/1/2024	Aaa	2,672,450
Florida — 14.0%	3,000,000	Orange County Health Facilities Authority Rev.
		(The Nemours Foundation Project), 5% due 1/1/2029.	AAA‡	3,160,560
	2,500,000	Orange County Sales Tax Rev., 5.125% due 1/1/2023	Aaa	2,716,475
	3,345,000	Orange County Solid Waste Facility Refunding Rev.,
		5% due 10/1/2016	Aaa	3,623,438
Louisiana — 1.1%	645,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012††	AAA‡	762,261
Massachusetts — 4.9%	3,000,000	Commonwealth of Massachusetts Special Obligation
		Dedicated Tax Rev., 5.25% due 1/1/2025	Aaa	3,281,190
Michigan — 3.8%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031	Aa2	2,598,475
Minnesota — 0.8%	500,000	Minneapolis-Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032	Aaa	555,810
Missouri — 0.8%	495,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage), 6.375% due
		9/1/2031*	AAA‡	518,730
New York — 16.1%	3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026Ø	Aaa	3,215,580
	1,010,000	New York City GOs, 6.25% due 4/15/2027	A2	1,090,052
	1,095,000	New York City GOs, 6.25% due 4/15/2027Ø	Aaa	1,195,751
	1,610,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75% due 6/15/2026Ø	Aaa	1,748,621
	3,390,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75% due 6/15/2026	Aaa	3,650,420

See footnotes on page 6.

Portfolio of Investments (unaudited) (continued)	January 31, 2005

	Face
State#	Amount	Municipal Bonds	Rating†	Value

Ohio — 4.9%	$3,000,000	Hamilton County Sewer System Improvement Rev.
		(The Metropolitan Sewer District of Greater
		Cincinnati), 5% due 12/1/2014	Aaa	$3,335,160
Pennsylvania — 14.0%	3,000,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	3,240,540
	1,000,000	Pennsylvania Turnpike Commission Rev.
		(Oil Franchise Tax), 5.25% due 12/1/2023	Aaa	1,106,510
	5,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa	5,161,450
Puerto Rico — 5.1%	3,000,000	Puerto Rico Electric Power Authority Rev.,
		5.25% due 7/1/2021	Aaa	3,483,570
Texas — 13.0%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev.,
		5% due 12/1/2031	Aaa	3,094,350
	2,000,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and Light Co.
		Project), 6.125% due 5/1/2030*	Aaa	2,120,940
	3,000,000	San Antonio Electric & Gas System Rev.,
		5.65% due 2/1/2019††.	AAA‡	3,573,030
Washington — 6.2%	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.25% due 7/1/2033*	Aaa	2,051,980
	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.60% due 1/1/2036*	Aaa	2,141,580
Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012.	Aaa	325,543

Total Municipal Bonds — 131.1%				88,783,691

		Variable Rate Demand Notes**

Alaska — 0.6%	400,000	Valdez Marine Terminal Rev. (Exxon Pipeline Co.
		Project) due 12/1/2033	VMIG 1	400,000
Colorado — 0.3%	205,000	Moffat County Pollution Control Rev. (Pacificorp
		Project) due 5/1/2013.	VMIG 1	205,000
Florida — 5.3%	3,600,000	Sarasota County Public Hospital Board Rev. (Sarasota
		Memorial Hospital Project) due 7/1/2037	VMIG 1	3,600,000
Illinois — 1.6%	1,100,000	Illinois Health Facilities Authority Rev. (University
		of Chicago Hospital) due 8/15/2026	VMIG 1	1,100,000
New York — 2.5%	1,100,000	New York City GOs due 8/15/2018.	VMIG 1	1,100,000
	600,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.) due 6/15/2023	VMIG 1	600,000
Texas — 2.1%	1,400,000	North Central Health Facilities Development
		Corporation Rev. (Presbyterian Healthcare
		System Project) due 12/1/2015	VMIG 1	1,400,000

See footnotes on page 6.

Portfolio of Investments (unaudited) (continued)	January 31, 2005

Face
State#	Amount	Variable Rate Demand Notes**	Rating†	Value

Virginia — 3.4%	$2,300,000	Loudoun County Industrial Development Authority
		Rev. (Howard Hughes Medical Institute) due
		2/15/2038	VMIG 1	$2,300,000
Wyoming — 1.5%	1,000,000	Lincoln County Pollution Control Rev. (Exxon
		Project) due 7/1/2017*	P-1	1,000,000

Total Variable Rate Demand Notes — 17.3%				11,705,000

Total Investments — 148.4%				100,488,691
Other Assets Less Liabilities — 1.2%				828,410
Preferred Stock — (49.6)%				(33,600,000)

Net Assets for Common Stock — 100.0%				$67,717,101

#	The percentage shown for each state represents the total market value of bonds or notes held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

Ø	Pre-refunded security.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

**	Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At January 31, 2005, the interest rates paid on these notes ranged from 1.82% to 1.97%.

The cost of investments for federal income tax purposes was $95,206,816. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $5,360,633 and $78,758, respectively.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Board of Directors

Robert B. Catell 2,3		William C. Morris
Chairman, Chief Executive Officer and Director,		Chairman, J. & W. Seligman & Co. Incorporated
KeySpan Corporation		Chairman, Carbo Ceramics Inc.
John R. Galvin 1,3		Leroy C. Richie 1,3
Dean Emeritus, Fletcher School of Law and		Chairman and Chief Executive Officer,
Diplomacy at Tufts University		Q Standards Worldwide, Inc.
Alice S. Ilchman 2,3		Director, Kerr-McGee Corporation
President Emerita, Sarah Lawrence College		Robert L. Shafer 2,3
Director, Jeannette K. Watson Summer Fellowship		Retired Vice President, Pfizer Inc.
Trustee, Committee for Economic Development		James N. Whitson 1,3
Frank A. McPherson 2,3		Retired Executive Vice President and Chief Operating Officer,
Retired Chairman of the Board and Chief Executive		Sammons Enterprises, Inc.
Officer, Kerr-McGee Corporation		Director, CommScope, Inc.
Director, ConocoPhillips		Brian T. Zino
Director, Integris Health		Director and President,
John E. Merow 1,3		J. & W. Seligman & Co. Incorporated
Retired Chairman and Senior Partner,		Chairman, Seligman Data Corp.
Sullivan & Cromwell LLP		Director, ICI Mutual Insurance Company
Director, Aleris International, Inc.		Member of the Board of Governors,
Trustee, New York-Presbyterian Hospital		Investment Company Institute
Betsy S. Michel 1,3
Trustee, The Geraldine R. Dodge Foundation	Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Thomas G. Rose
Chairman	Vice President	Vice President

Brian T. Zino	Eleanor T. M. Hoagland	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and	Vice President and Treasurer
Chief Compliance Officer
Thomas G. Moles		Frank J. Nasta
Executive Vice President	Audrey G. Kuchtyak	Secretary
Vice President

Seligman Quality Municipal Fund, Inc.

Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

CESQF3a 1/05